Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,060,551	$ 2,060,551	$ 1,630,618
At the beginning of the year	2,060,551
At the end of the year	2,183,734	2,060,551
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,056,203	3,225,827
At the beginning of the year	4,056,203	$ 3,225,827
Useful Life		-
Revaluation	308,585	$ 53,783
Additions	322,657	806,690
Additions by business combinations	20,595
Disposals	(353,745)	(30,097)
At the end of the year	4,354,295	4,056,203
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,995,652)	(1,595,209)
At the beginning of the year	(1,995,652)	(1,595,209)
Additions by business combinations	(15,811)
Disposals	65,027	1,785
Of the Year	(209,663)	(357,377)
Other Movements	(14,462)	(44,851)
At the end of the year	(2,170,561)	(1,995,652)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	198,992	198,992	213,243
At the beginning of the year	198,992
At the end of the year	204,761	198,992
Furniture and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	605,177	557,454
At the beginning of the year	$ 605,177	$ 557,454
Useful Life	10	10
Additions	$ 45,061	$ 47,723
Additions by business combinations	5,939
Disposals	(468)
At the end of the year	655,709	605,177
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(406,185)	(344,211)
At the beginning of the year	(406,185)	(344,211)
Additions by business combinations	(4,188)
Of the Year	(37,956)	(53,451)
Other Movements	(2,619)	(8,523)
At the end of the year	(450,948)	(406,185)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	452,854	452,854	411,289
At the beginning of the year	$ 452,854
Useful Life	5 Years
At the end of the year	$ 395,382	452,854
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,902,046	1,554,656
At the beginning of the year	$ 1,902,046	$ 1,554,656
Useful Life	5	5
Additions	$ 119,486	$ 347,390
Additions by business combinations	12,856
Disposals	(16,480)
At the end of the year	2,017,908	1,902,046
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,449,192)	(1,143,368)
At the beginning of the year	(1,449,192)	(1,143,368)
Additions by business combinations	(11,366)
Disposals	13,185
Of the Year	(163,851)	(270,075)
Other Movements	(11,302)	(35,749)
At the end of the year	(1,622,526)	(1,449,192)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53,350	53,350	54,856
At the beginning of the year	$ 53,350
Useful Life	5 Years
At the end of the year	$ 74,743	53,350
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	93,129	90,773
At the beginning of the year	$ 93,129	$ 90,773
Useful Life	5	5
Additions	$ 35,468	$ 19,027
Additions by business combinations	1,800
Disposals	(17,428)	(16,671)
At the end of the year	112,969	93,129
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(39,779)	(35,917)
At the beginning of the year	(39,779)	(35,917)
Additions by business combinations	(257)
Disposals	10,207
Of the Year	(7,856)	(3,331)
Other Movements	(541)	(531)
At the end of the year	(38,226)	(39,779)
Furniture under financial lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			611
Furniture under financial lease [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,170
At the beginning of the year		$ 2,170
Useful Life		5
Disposals		$ (2,170)
Furniture under financial lease [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(1,558)
At the beginning of the year		(1,558)
Disposals		1,785
Of the Year		(179)
Other Movements		(48)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	428,017	428,017	41,507
At the beginning of the year	428,017
At the end of the year	356,247	428,017
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	428,017	41,507
At the beginning of the year	$ 428,017	$ 41,507
Useful Life	-	-
Revaluation	$ 0
Additions	122,642	$ 392,550
Disposals	(194,412)	(6,040)
At the end of the year	356,247	428,017
Construction in progress [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
At the beginning of the year	0
Disposals	0
At the end of the year	0	0
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	927,338	927,338	$ 909,112
At the beginning of the year	927,338
At the end of the year	1,152,601	927,338
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,027,834	979,267
At the beginning of the year	$ 1,027,834	$ 979,267
Useful Life	50	50
Revaluation	$ 308,585	$ 53,783
Disposals	(124,957)	(5,216)
At the end of the year	1,211,462	1,027,834
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(100,496)	(70,155)
At the beginning of the year	(100,496)	(70,155)
Disposals	41,635
Of the Year		(30,341)
At the end of the year	$ (58,861)	$ (100,496)